UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Agnos Group, LLC
Address:  1251 Avenue of the Americas
          New York, NY 10020

13 File Number: xx-xxxxx

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Anagnostakis
Title:     CEO
Phone:
Signature, Place and Date of Signing:

    Anthony Anagnostakis  January 23, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    70301

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BMC SOFTWARE INC USD  COM      COMMON STOCK     055921100    10362   633000 SH       SOLE                 633000        0        0
D CISCO SYS INC COM              COMMON STOCK     17275R102     3169   175000 SH       SOLE                 175000        0        0
D CONEXANT SYSTEMS INC COM STK   COMMON STOCK     207142100     9196   640400 SH       SOLE                 640400        0        0
D GENESIS MICROCHIP INC COM      COMMON STOCK     371933102     5237    79200 SH       SOLE                  79200        0        0
D INTERSIL CORP CL A             COMMON STOCK     46069S109     2419    75000 SH       SOLE                  75000        0        0
D KOPIN CORP COM                 COMMON STOCK     500600101      700    50000 SH       SOLE                  50000        0        0
D MANUGISTICS GROUP INC          COMMON STOCK     565011103     5188   246100 SH       SOLE                 246100        0        0
D MARVELL TECH GP                COMMON STOCK     G5876H105     4026   112400 SH       SOLE                 112400        0        0
D MICROSOFT CORP COM             COMMON STOCK     594918104     5633    85000 SH       SOLE                  85000        0        0
D NETSCREEN TECHNOLOGI ES INC    COMMON STOCK     64117V107      664    30000 SH       SOLE                  30000        0        0
D ORACLE CORPORATION U SD.01 COM COMMON STOCK     68389X105    12429   900000 SH       SOLE                 900000        0        0
D POWERWAVE TECHNOLOGIES INC     COMMON STOCK     739363109      432    25000 SH       SOLE                  25000        0        0
D SIEBEL SYS INC COM             COMMON STOCK     826170102     6296   225000 SH       SOLE                 225000        0        0
D TELLABS INC COM                COMMON STOCK     879664100     2630   175000 SH       SOLE                 175000        0        0
D UNITED MICRO ELECTRONICS ADS   ADRS STOCKS      910873207     1920   200000 SH       SOLE                 200000        0        0
S REPORT SUMMARY                 15 DATA RECORDS               70301        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED